Michael W. Stockton Secretary New Perspective Fund 333 South Hope Street Los Angeles, California 90071-1406 (213) 486-9200 Tel mws@capgroup.com

January 5, 2017

Document Control

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: New Perspective Fund

File Nos. 002-47749 and 811-02333

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on December 29, 2016 of Registrant’s Post-Effective Amendment No. 85 under the Securities Act of 1933 and Amendment No. 68 under the Investment Company Act of 1940.

Sincerely,

/s/ Michael W. Stockton

MICHAEL W. STOCKTON